INTEREST EXPENSE, NET (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF COMPANY EARNED INTEREST INCOME AND INCURRED INTEREST EXPENSE

For the years ended December 31, 2023 and 2022, the Company earned interest income and incurred interest expense as follows:

	Year Ended December 31,
	2023	2022	2021
Interest (Expense) income
Bank and other cash	$45,104	$26,380	(74,081)
Total interest income	45,104	26,380	(74,081)

Interest expense/finance costs
Lease liabilities	(787,340)	(491,336)	(131,291)
Other interest paid – loans	(2,952,277)	(847,520)	(103,357)
Amortization of debt discount	-	-	(140,837)
Total interest expense/ finance costs	(3,739,617)	(1,338,856)	(375,485)
	$(3,694,513)	$(1,312,476)	(449,566)